Other Liabilities - Additional Information (Detail) $ in Millions	3 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure Of Other Liabilities [Abstract]
Fair value of the deferred share units was reclassified from contributed surplus to accounts payable and accrued liabilities	$ 5.1